Other Non-financial Liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of other non-financial liabilities [abstract]
Other Non-financial Liabilities

NOTE 30. OTHER NON-FINANCIAL LIABILITIES
The account breaks down as follows as of the indicated dates:

	12.31.25	12.31.24
Creditors for sale of assets	7,825,035	8,784,734
Tax withholdings and collections payable	197,542,296	186,632,723
Dividends payable in cash	156,772,985	—
Payroll and Social Contributions Payable	3,832,292	11,817,649
Withholdings on Payroll Payable	75,041,946	60,818,269
Fees to Directors and Syndics	181,526,630	158,470,409
Value-Added Tax	5,682,565	10,281,096
Sundry Creditors	1,548,101	1,995,021
Taxes Payable	2,063,345	11,601,354
Obligations Arising from Contracts with Customers (*)	200,060,740	283,592,427
Retirement payment orders pending settlement	47,974,343	16,165,434
Other Non-financial Liabilities	246,536,901	266,213,377
Total	1,126,407,179	1,016,372,493
(*)Including Liabilities for Quiero! Customer Loyalty Program.
Contract liability resulting from contracts with customers includes the liabilities for the “Quiero!” Customers Loyalty Program. The Group estimates the fair value of the points assigned to customers under the above-mentioned program. This value is estimated by means of the use of a mathematical model that considers certain assumptions of redemption rates, the fair value for the exchanged points based on the combination of available products and the customers’ preferences, as well as breakage. As of June 30, 2023, purchases ceased to accrue Quiero! points. Accumulated points may be redeemed until their expiry, in accordance with the program’s usual schedule. As of December 31, 2025, Ps.424,967 was recorded for non-exchanged points, whereas as of December 31, 2024, such amount totaled Ps.723,900.
Additionally, as of the end of the previous financial year, the Group had recognized a liability of Ps. 3,885,210 related to the Rewards program offered by Banco GGAL S.A., corresponding to customer points accumulated and pending redemption for travel, purchase orders and products. As a result of the merger, this program was discontinued and migrated to the Quiero! points.
The following table shows the estimated use of the liabilities recorded as of this fiscal year-end.

	Terms
Item	Up to 12 Months	Up to 24 Months	Over 24 Months	Total
Liabilities –“Quiero!” Customers Loyalty Program	424,967	—	—	424,967